Registration No. 33-73244 and 811-08226

As filed with the Securities and Exchange Commission on April 29, 2013

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 43 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 44	☒

TEMPLETON GLOBAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on May 1, 2013 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment to the registration statement on Form N-1A relates to the prospectuses and statements of additional information of Templeton Asian Growth Fund, Templeton Frontier Markets Fund and Templeton Global Balanced Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, amended, and the Investment Company of 1940, as amended.

This Amendment No. 43 (Amendment) to the Registration Statement of Templeton Global Investment Trust (Registrant) on Form N-1A (File No. 811-08226) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on July 26, 2012, under the 1940 Act (Accession No. 0001379491-12-000623) (Amendment No. 42), as pertaining to the Parts A and Parts B of the Templeton Asian Growth Fund, Templeton Frontier Markets Fund and Templeton Global Balanced Fund series of the Registrant (Funds).  The Parts A and the Parts B of the Funds, as filed in Amendment No. 41, are incorporated herein by reference.

490 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED AUGUST 1, 2012

OF

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Asian Growth Fund

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II.  The “Fund Summary” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1.        The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees[1]	1.30%	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1,2]	1.97%	1.97%	1.75%	1.97%
Total annual Fund operating expenses	3.52%	4.27%	3.05%	3.27%
Fee waiver and/or expense reimbursement[3]	-1.85%	-1.85%	-1.85%	-1.85%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	1.67%	2.42%	1.20%	1.42%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

3. Restated to reflect the decrease in the investment management fee effective May 1, 2011. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.42% (other than certain nonroutine expenses) until July 31, 2014. Contractual fee waivers and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years
Class A	$ 735	$ 1,431	$ 2,147	$ 4,034
Class C	$ 345	$ 1,128	$ 2,023	$ 4,319
Class R6	$ 122	$ 767	$ 1,438	$ 3,232
Advisor Class	$ 145	$ 834	$ 1,547	$ 3,441
If you do not sell your shares:
Class C	$ 245	$ 1,128	$ 2,023	$ 4,319

III.  The “Fund Summary – Portfolio Turnover” section beginning on page 3 is revised with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.05% of the average value of its portfolio.

IV. The “Fund Summary – Principal Risks – Market  Risk” section beginning on page 5 is revised as follows:

Market   The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

V.  The “Fund Summary – Performance” section beginning on page 6 is revised with the following:

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The bar chart shows the Fund's performance for the most recent calendar year for Class A shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

2

Best Quarter:	Q1'12	15.68%
Worst Quarter:	Q3'11	-21.46%
As of March 31, 2013, the Fund's year-to-date return was 1.51%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	Since Inception 11/1/2010
Templeton Asian Growth Fund - Class A
Return Before Taxes	14.27%	-4.67%
Return After Taxes on Distributions	14.20%	—
Return After Taxes on Distributions and Sale of Fund Shares	9.89%	—
Templeton Asian Growth Fund - Class C	19.27%	-2.75%
Templeton Asian Growth Fund - Advisor Class	21.46%	-1.80%
MSCI All Country Asia ex-Japan Index (index reflects no deduction for fees, expenses or taxes)	22.70%	-11.93%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

VI.  The “Fund Details – Management” section beginning on page 18 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees of 0.20% payable thereunder, as approved by the board of trustees.  As of such date, the Fund’s investment management fee became:

  1.30% of the value of net assets up to and including $1 billion;
  1.25% of the value of net assets over $1 billion up to and including $5 billion;
  1.20% of the value of net assets over $5 billion up to and including $10 billion;
  1.15% of the value of net assets over $10 billion up to and including $15 billion;
  1.10% of the value of net assets over $15 billion up to and including $20 billion; and
  1.05% of the value of net assets over $20 billion.

3

The Fund pays Asset Management a fee for managing the Fund’s assets.  Asset Management and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that the total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.42% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations), until July 31, 2014.  Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes and, to the extent necessary, transfer agency fees will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

For the fiscal year ended March 31, 2012, Asset Management and the Fund’s administrator agreed to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b‑1 fees) for each class of the Fund did not exceed 1.42% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until July 31, 2013. The management fees before and after such waiver for the year ended March 31, 2012, were 1.10% and 0.00%, respectively.

VII.  The “Fund Details – Management – Special Servicing Agreement” section on page 19 is deleted in its entirety.

VIII.  The “Fund Details - Financial Highlights” beginning on page 23 are updated to review figures for the six months ended September 30, 2012:

	Six Months Ended September 30, 2012	Year Ended March 31,
Class A	(unaudited)	2012	2011[a]	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.00	$9.98	$10.00	$—	$—	$—
Income from investment operations[b]:
Net investment income (loss)[c]	0.14	0.08	(0.04)	—	—	—
Net realized and unrealized gains (losses)	(0.57)	(0.94)	0.02	—	—	—
Total from investment operations	(0.43)	(0.86)	(0.02)	—	—	—
Less distributions from:
Net investment income	—	(0.11)	—	—	—	—
Net realized gains	—	(0.01)	—	—	—	—
Total distributions	—	(0.12)	—	—	—	—
Net asset value, end of period	$8.57	$9.00	$9.98	$—	$—	$—

Total return[d]	(4.78)%	(8.48)%	(0.20)%	—%	—%	—%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.04%	3.53%	4.22%	—%	—%	—%
Expenses net of waiver and payments by affiliates	1.85%	2.00%	2.05%	—%	—%	—%
Net investment income (loss)	3.33%	0.81%	(1.01)%	—%	—%	—%

Supplemental data
Net assets, end of period (000's)	$7,505	$8,153	$7,052	$—	$—	$—
Portfolio turnover rate	5.09%	13.05%	11.22%	—%	—%	—%

[a]		For the period November 1, 2010 (commencement of operations) to March 31, 2011.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]		Based on average daily shares outstanding.
[d]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.

	Six Months Ended September 30, 2012	Year Ended March 31,
Class C	(unaudited)	2012	2011[a]	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.96	$9.95	$10.00	$—	$—	$—
Income from investment operations[b]:
Net investment income (loss)[c]	0.11	(—d)	(0.07)	—	—	—
Net realized and unrealized gains (losses)	(0.57)	(0.92)	0.02	—	—	—
Total from investment operations	(0.46)	(0.92)	(0.05)	—	—	—
Less distributions from:
Net investment income	—	(0.06)	—	—	—	—
Net realized gains	—	(0.01)	—	—	—	—
Total distributions	—	(0.07)	—	—	—	—
Net asset value, end of period	$8.50	$8.96	$9.95	$—	$—	$—

Total return[e]	(5.13)%	(9.16)%	(0.50)%	—%	—%	—%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	3.80%	4.28%	5.02%	—%	—%	—%
Expenses net of waiver and payments by affiliates	2.61%	2.75%	2.85%	—%	—%	—%
Net investment income (loss)	2.57%	0.06%	(1.81)%	—%	—%	—%

Supplemental data
Net assets, end of period (000's)	$1,721	$1,769	$1,140	$—	$—	$—
Portfolio turnover rate	5.09%	13.05%	11.22%	—%	—%	—%

[a]		For the period November 1, 2010 (commencement of operations) to March 31, 2011.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]		Based on average daily shares outstanding.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.

4

	Six Months Ended September 30, 2012	Year Ended March 31,
Advisor Class	(unaudited)	2012	2011[a]	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.01	$9.99	$10.00	$—	$—	$—
Income from investment operations[b]:
Net investment income (loss)[c]	0.15	0.07	(0.03)	—	—	—
Net realized and unrealized gains (losses)	(0.57)	(0.91)	0.02	—	—	—
Total from investment operations	(0.42)	(0.84)	(0.01)	—	—	—
Less distributions from:
Net investment income	—	(0.13)	—	—	—	—
Net realized gains	—	(0.01)	—	—	—	—
Total distributions	—	(0.14)	—	—	—	—
Net asset value, end of period	$8.59	$9.01	$9.99	$—	$—	$—

Total return[d]	(4.66)%	(8.24)%	(0.10)%	—%	—%	—%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.80%	3.28%	4.02%	—%	—%	—%
Expenses net of waiver and payments by affiliates	1.61%	1.75%	1.85%	—%	—%	—%
Net investment income (loss)	3.57%	1.06%	(0.81)%	—%	—%	—%

Supplemental data
Net assets, end of period (000's)	$788	$1,098	$1,001	$—	$—	$—
Portfolio turnover rate	5.09%	13.05%	11.22%	—%	—%	—%

[a]		For the period November 1, 2010 (commencement of operations) to March 31, 2011.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]		Based on average daily shares outstanding.
[d]		Total return is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.

5

IX.  The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 26 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Class R6 shares on May 1, 2013.

X.  The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section on page 30 is replaced with the following:

Sales Charge Waivers

Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for investments from certain payments.   Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 90 days:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

•         Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

  Redemption proceeds from the sale of Class A shares of any of the Franklin Templeton Investment Funds if you are a qualified investor.
  If you paid a CDSC when you redeemed your Class A shares from a Franklin Templeton Investment Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.
  If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 90 days from the date they are redeemed from the money fund.

6

Waivers for certain investors.   The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

Class C shares may be purchased without limit or CDSC by the Franklin Templeton Charitable Giving Fund.

  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.
  Registered securities dealers and their affiliates, for their investment accounts only.
  Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies.
  Current partners of law firms that currently provide legal counsel to the funds, Franklin Resources, Inc. or its affiliates.
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Certain unit investment trusts and their holders reinvesting distributions from the trusts.
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, as amended.
  Group annuity separate accounts offered to retirement plans.
  Chilean retirement plans that meet the requirements described under "Retirement plans" below.
  Members of the Assembly of Governmental Employees (AGE)
  German insurance companies that publicly offer variable annuities or unit linked life policies in Germany and that have entered into an agreement with Distributors or Franklin Templeton Investment Services GMbH
  Banks and securities institutions investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which they have full and exclusive investment discretion and that have entered into an agreement with Distributors or Franklin Templeton Investment Services GMbH. Such purchases are subject to minimum investment requirements, which are available from Distributors or Franklin Templeton Investment Services GMbH.
  Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as investment manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.
  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

Retirement plans.   Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

  Employer Sponsored Retirement Plans (Plan) that invest indirectly in Fund shares through Fund omnibus accounts registered to a financial intermediary; or
  An Employer Sponsored Retirement Plan if the employer sponsors one or more Plans with aggregate Plan assets of $1 million or more; or
  Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan if the IRA is a "Common Platform IRA." An IRA is a Common Platform IRA if (i) the IRA custodian or recordkeeper, or one of its affiliates, is the recordkeeper for the Plan at the time the IRA is opened; and (ii) Fund shares transferred in-kind to a “Common Platform IRA” opened by a direct rollover to that IRA from an Employer Sponsored Retirement Plan; or
  The portion of any direct rollover from a participant’s Employer Sponsored Retirement Plan account or direct transfer from a 403(b) plan account to a Franklin Templeton IRA with Franklin Templeton Bank & Trust (FTB&T) as the custodian that is funded by the sale immediately prior to the rollover/transfer of Franklin Templeton fund shares held in the Plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement; or
  Investors who open an IRA as a spousal rollover or a Qualified Domestic Relations Order (QDRO) if opened with proceeds from a "Former DCS Plan" and/or a plan for which FTB&T is trustee; or
  Investors who open a Franklin Templeton IRA prior to November 1, 2012 with proceeds rolled over directly from a "Former DCS Plan."

7

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

•         A "Former DCS Plan" is an Employer Sponsored Retirement Plan that transferred participant level recordkeeping from the DCS Division of Franklin Templeton Investor Services, LLC to Great-West Retirement Services® (GWRS) on November 2, 2007 and is a recordkeeping client of GWRS at the time of the rollover.

XI. The following is added to the “Fund Details – Your Account - Choosing a Share Class” section on page 32:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XII.  The “Fund Details – Your Account – Exchanging Shares” section beginning on page 44 is revised as follows:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XIII.  The second paragraph under the “Fund Details – Your Account – Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 57 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

096 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED AUGUST 1, 2012

OF

TEMPLETON FRONTIER MARKETS FUND

(Templeton Global Investment Trust)

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II.  The “Fund Summary – Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1.  The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	1.45%	1.45%	1.45%	1.45%	1.45%
Distribution and service (12b-1) fees	0.30%	1.00%	0.50%	None	None
Other expenses[1,2]	0.45%	0.45%	0.45%	0.29%	0.45%
Total annual Fund operating expenses	2.20%	2.90%	2.40%	1.74%	1.90%
Fee waiver and/or expense reimbursement[3]	-0.05%	-0.05%	-0.05%	-0.05%	-0.05%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.15%	2.85%	2.35%	1.69%	1.85%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund’s investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under “Management” in the Fund’s prospectus. Total annual Fund operating expenses are not affected by such bundling.

2.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

3. Management has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.85% (other than certain non-routine expenses), until April 30, 2014. Class R6 shares have not commenced operations as of the date of this prospectus. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years
Class A	$ 781	$ 1,220	$ 1,685	$ 2,964
Class C	$ 388	$ 894	$ 1,525	$ 3,223
Class R	$ 239	$ 745	$ 1,278	$ 2,736
Class R6	$ 172	$ 544	$ 940	$ 2,049
Advisor Class	$ 188	$ 593	$ 1,024	$ 2,222
If you do not sell your shares:
Class C	$ 288	$ 894	$ 1,525	$ 3,223

III.  The “Fund Summary – Portfolio Turnover” section beginning on page 4 is replaced with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.70% of the average value of its portfolio.

IV.  The “Fund Summary – Principal Risks –  Market” section on page 5 is replaced with the following:

Market   The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

V.  The following is added to the “Fund Summary – Performance” section beginning on page 7:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to an additional group of equity securities of frontier market companies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

2

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	29.03%
Worst Quarter:	Q3'11	-17.14%
As of March 31, 2013, the Fund's year-to-date return was 6.00%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
	1 Year	Since Inception 10/14/2008
Templeton Frontier Markets Fund - Class A
Return Before Taxes	17.78%	11.86%
Return After Taxes on Distributions	17.51%	11.50%
Return After Taxes on Distributions and Sale of Fund Shares	11.77%	10.17%
Templeton Frontier Markets Fund - Class C	23.14%	12.63%
Templeton Frontier Markets Fund - Class R	24.73%	13.20%
Templeton Frontier Markets Fund - Advisor Class	25.38%	13.77%
MSCI Frontier Markets Index (index reflects no deduction for fees, expenses or taxes)	9.25%	-3.98%
S&P Frontier BMI (Broad Market Index) (index reflects no deduction for fees, expenses or taxes)	9.73%	0.97%[1]

1. The average annual total return since inception is for the period 11/1/08 to 12/31/12.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

VI.  The “Fund Summary – Portfolio Managers” section beginning on page 9 is replaced with the following:

3

MARK MOBIUS, PH.D.

Executive Chairman of Templeton Emerging Markets Group, Portfolio Manager of Asset Management and portfolio manager of the Fund since inception (2008).

ALLAN LAM

Portfolio Manager of Asset Management and portfolio manager of the Fund since 2011.

DENNIS LIM

Co-Chief Executive Officer and Director of Asset Management and portfolio manager of the Fund since 2011.

TOM WU

Director of Asset Management and portfolio manager of the Fund since 2011.

VII.  The “Fund Summary – Taxes” section on page 10 is replaced with the following:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VIII.  The “Fund Details – Management” section beginning on page 22 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees of 0.20% payable thereunder.  As of such date, the Fund’s investment management fee became:

  1.45% of the value of net assets up to and including $1 billion;
  1.40% of the value of net assets over $1 billion up to and including $5 billion;
  1.35% of the value of net assets over $5 billion up to and including $10 billion;
  1.30% of the value of net assets over $10 billion up to and including $15 billion;
  1.25% of the value of net assets over $15 billion up to and including $20 billion; and
  1.20% of the value of net assets over $20 billion.

Asset Management and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.85% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until April 30, 2014. Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes and, to the extent necessary, transfer agency fees will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

IX.  The “Fund Details – Management – Special Servicing Agreement” section on page 24 is deleted in its entirety.

X.  The “Fund Details – Financial Highlights” tables beginning on page 27 are updated to include figures for the six months ended September 30, 2012:

	Six Months Ended September 30, 2012
Class A	(unaudited)	2012	2011	2010	2009[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.79	$15.85	$15.20	$9.38	$10.00
Income from investment operations[b]:
Net investment income[c]	0.20	0.30	0.14	0.09	0.02
Net realized and unrealized gains (losses)	0.24	(0.96)	0.59	5.94	(0.64)
Total from investment operations	0.44	(0.66)	0.73	6.03	(0.62)
Less distributions from:
Net investment income	—	(0.21)	(0.05)	(0.11)	—
Net realized gains	—	(0.19)	(0.03)	(0.10)	—
Total distributions	—	(0.40)	(0.08)	(0.21)	—
Net asset value, end of period	$15.23	$14.79	$15.85	$15.20	$9.38

Total return[d]	2.98%	(3.90)%	4.79%	64.72%	(6.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reductions	2.06%	2.20%	2.21%	3.03%	5.89%
Expenses net of waiver and payments by affiliates and expense reductions	2.06%	2.15%	2.16%	2.08%[f]	2.15%[f]
Net investment income	2.48%	2.17%	0.82%	0.67%	0.59%

Supplemental data
Net assets, end of period (000's)	$117,169	$113,854	$122,631	$35,650	$5,123
Portfolio turnover rate	3.54%	23.70%	14.30%	7.87%	14.54%

4

a. For the period October 14, 2008 (commencement of operations) to March 31, 2009.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.
d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.
f. Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended September 30, 2012
Class C	(unaudited)	2012	2011	2010	2009[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.60	$15.65	$15.06	$9.35	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	0.15	0.20	0.04	(0.02)	0.05
Net realized and unrealized gains (losses)	0.23	(0.95)	0.58	5.91	(0.70)
Total from investment operations	0.38	(0.75)	0.62	5.89	(0.65)
Less distributions from:
Net investment income	—	(0.11)	—	(0.08)	—
Net realized gains	—	(0.19)	(0.03)	(0.10)	—
Total distributions	—	(0.30)	(0.03)	(0.18)	—
Net asset value, end of period	$14.98	$14.60	$15.65	$15.06	$9.35

Total return[d]	2.60%	(4.59)%	4.11%	63.41%	(6.50)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.76%	2.90%	2.90%	3.80%	6.59%
Expenses net of waiver and payments by affiliates	2.76%	2.85%	2.85%	2.85%[f]	2.85%[f]
Net investment income (loss)	1.78%	1.47%	0.13%	(0.10)%	(0.11)%

Supplemental data
Net assets, end of period (000's)	$29,020	$25,691	$23,496	$6,842	$107
Portfolio turnover rate	3.54%	23.70%	14.30%	7.87%	14.54%

a. For the period October 14, 2008 (commencement of operations) to March 31, 2009.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.
d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.
f. Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended September 30, 2012
Class R	(unaudited)	2012	2011	2010	2009[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.74	$15.86	$15.19	$9.38	$10.00
Income from investment operations[b]:
Net investment income[c]	0.18	0.22	0.14	0.03	0.08
Net realized and unrealized gains (losses)	0.25	(0.93)	0.57	5.95	(0.70)
Total from investment operations	0.43	(0.71)	0.71	5.98	(0.62)
Less distributions from:
Net investment income	—	(0.22)	(0.01)	(0.07)	—
Net realized gains	—	(0.19)	(0.03)	(0.10)	—
Total distributions	—	(0.41)	(0.04)	(0.17)	—
Net asset value, end of period	$15.17	$14.74	$15.86	$15.19	$9.38

Total return[d]	2.92%	(4.17)%	4.67%	63.95%	(6.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reductions	2.26%	2.40%	2.40%	3.30%	5.78%
Expenses net of waiver and payments by affiliates and expense reductions	2.26%	2.35%	2.35%	2.35%[f]	2.04%[f]
Net investment income	2.28%	1.97%	0.63%	0.40%	0.70%

Supplemental data
Net assets, end of period (000's)	$226	$198	$54	$50	$24
Portfolio turnover rate	3.54%	23.70%	14.30%	7.87%	14.54%

a. For the period October 14, 2008 (commencement of operations) to March 31, 2009.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.
d. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.
f. Benefit of expense reduction rounds to less than 0.01%.

5

	Six Months Ended September 30, 2012
Advisor Class	(unaudited)	2012	2011	2010	2009[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.84	$15.91	$15.23	$9.40	$10.00
Income from investment operations[b]:
Net investment income[c]	0.19	0.37	0.16	0.13	0.06
Net realized and unrealized gains (losses)	0.28	(0.99)	0.63	5.93	(0.66)
Total from investment operations	0.47	(0.62)	0.79	6.06	(0.60)
Less distributions from:
Net investment income	—	(0.26)	(0.08)	(0.13)	—
Net realized gains	—	(0.19)	(0.03)	(0.10)	—
Total distributions	—	(0.45)	(0.11)	(0.23)	—
Net asset value, end of period	$15.31	$14.84	$15.91	$15.23	$9.40

Total return[d]	3.17%	(3.61)%	5.08%	65.00%	(6.00)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reductions	1.76%	1.90%	1.90%	2.80%	5.59%
Expenses net of waiver and payments by affiliates and expense reductions	1.76%	1.85%	1.85%	1.85%[f]	1.85%[f]
Net investment income	2.78%	2.47%	1.13%	0.90%	0.89%

Supplemental data
Net assets, end of period (000's)	$437,190	$225,171	$102,992	$10,458	$568
Portfolio turnover rate	3.54%	23.70%	14.30%	7.87%	14.54%

a. For the period October 14, 2008 (commencement of operations) to March 31, 2009.

b. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c. Based on average daily shares outstanding.
d. Total return is not annualized for periods less than one year.
e. Ratios are annualized for periods less than one year.
f. Benefit of expense reduction rounds to less than 0.01%.

6

XI.  The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 32 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

XII.  The “Fund Details – Your Account – Choosing a Share Class – Sales Charge Reductions and Waivers – Sales charge waivers” section on page 36 is replaced with the following:

Sales Charge Waivers

Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for investments from certain payments. Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 90 days:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

•         Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

•         Redemption proceeds from the sale of Class A shares of any of the Franklin Templeton Investment Funds if you are a qualified investor.

•         If you paid a CDSC when you redeemed your Class A shares from a Franklin Templeton Investment Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

•         If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 90 days from the date they are redeemed from the money fund.

7

Waivers for certain investors. The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

•         Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.

•         Registered securities dealers and their affiliates, for their investment accounts only.

•         Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.

•         Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies.

•         Current partners of law firms that currently provide legal counsel to the funds, Franklin Resources, Inc. or its affiliates.

•         Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

•         Certain unit investment trusts and their holders reinvesting distributions from the trusts.

•         Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, as amended.

•         Group annuity separate accounts offered to retirement plans.

•         Chilean retirement plans that meet the requirements described under "Retirement plans" below.

•         Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as investment manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.

•         Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares.  No minimum initial investment.

Retirement plans. Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

•         Employer Sponsored Retirement Plans (Plan) that invest indirectly in Fund shares through Fund omnibus accounts registered to a financial intermediary; or

•         An Employer Sponsored Retirement Plan if the employer sponsors one or more Plans with aggregate Plan assets of $1 million or more; or

•         Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan if the IRA is a "Common Platform IRA." An IRA is a Common Platform IRA if (i) the IRA custodian or recordkeeper, or one of its affiliates, is the recordkeeper for the Plan at the time the IRA is opened; and (ii) Fund shares transferred in-kind to a “Common Platform IRA” opened by a direct rollover to that IRA from an Employer Sponsored Retirement Plan; or

•         The portion of any direct rollover from a participant’s Employer Sponsored Retirement Plan account or direct transfer from a 403(b) plan account to a Franklin Templeton IRA with Franklin Templeton Bank & Trust (FTB&T) as the custodian that is funded by the sale immediately prior to the rollover/transfer of Franklin Templeton fund shares held in the Plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement; or

8

•         Investors who open an IRA as a spousal rollover or a Qualified Domestic Relations Order (QDRO) if opened with proceeds from a "Former DCS Plan" and/or a plan for which FTB&T is trustee; or

•         Investors who open a Franklin Templeton IRA prior to November 1, 2012 with proceeds rolled over directly from a "Former DCS Plan."

A "Former DCS Plan" is an Employer Sponsored Retirement Plan that transferred participant level recordkeeping from the DCS Division of Franklin Templeton Investor Services, LLC to Great-West Retirement Services® (GWRS) on November 2, 2007 and is a recordkeeping client of GWRS at the time of the rollover.

XIII.  The following is added to the “Fund Details – Your Account - Choosing a Share Class” beginning on page 32:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XIV.   The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 50:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XV.  The second paragraph under the “Fund Details – Your Account – Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 63 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

325 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED AUGUST 1, 2012

OF

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Global Balanced Fund

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer seven classes of shares, Class A, Class A1, Class C, Class C1, Class R, Class R6 and Advisor Class.

II.        The “Fund Summary” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class A1	Class C	Class C1	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	4.25%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	None	1.00%	1.00%	None	None	None

1.       The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C2	Class C1	Class R	Class R6	Advisor Class
Management fees[3]	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.65%	0.50%	None	None
Other expenses[3,4]	0.23%	0.23%	0.23%	0.23%	0.23%	0.12%	0.23%
Total annual Fund operating expenses	1.24%	1.24%	1.99%	1.64%	1.49%	0.88%	0.99%
Fee waiver and/or expense reimbursement[5]	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[5]	1.20%	1.20%	1.95%	1.60%	1.45%	0.84%	0.95%

1. The Fund began offer new Class A shares on September 27, 2011. Total annual Fund operating expenses are annualized.

2. The Fund began offer new Class C shares on July 1, 2011. Total annual Fund operating expenses are annualized.

3. Management fees and other expenses have been restated to reflect current fiscal year fees and expense as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

4. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

5. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.95% (other than certain non-routine expenses), until July 31, 2013.  Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 690	$ 942	$ 1,213	$ 1,985
Class A1	$ 542	$ 798	$ 1,073	$ 1,858
Class C	$ 298	$ 621	$ 1,069	$ 2,314
Class C1	$ 263	$ 513	$ 888	$ 1,940
Class R	$ 148	$ 467	$ 809	$ 1,776
Class R6	$ 85	$ 275	$ 481	$ 1,074
Advisor Class	$ 97	$ 311	$ 543	$ 1,209
If you do not sell your shares:
Class C	$ 198	$ 621	$ 1,069	$ 2,314
Class C1	$ 163	$ 513	$ 888	$ 1,940

III.       The “Fund Summary – Performance” section beginning on page 8 is replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The Fund's secondary index, Barclays Multiverse Index, shows in the table below how the Fund's performance compares to a group of securities that aligns with the fixed income portion of the Fund's portfolio. The investment manager compares the Fund's performance to an equally weighted combination of the Barclays Multiverse Index and the MSCI All Country World Index.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS1

Best Quarter:	Q3'09	13.84%
Worst Quarter:	Q3'11	-15.35%
As of March 31, 2013, the Fund's year-to-date return was 4.30%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	Since Inception 7/1/2005
Templeton Global Balanced Fund - Class A
Return Before Taxes	11.43%	2.59%	6.19%
Return After Taxes on Distributions	10.08%	0.87%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	7.93%	1.17%	4.28%
Templeton Global Balanced Fund - Class A1	13.08%	2.89%	6.39%
Templeton Global Balanced Fund - Class C	16.27%	2.57%	5.65%
Templeton Global Balanced Fund - Class C1	16.98%	3.40%	6.61%
Templeton Global Balanced Fund - Class R	18.08%	3.56%	6.78%
Templeton Global Balanced Fund - Advisor Class	18.67%	4.07%	7.30%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	16.80%	-0.61%	3.64%
Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	4.84%	5.60%	5.67%

1. The performance of Class A shares shown in the bar chart above is based upon the performance of Class A1 shares (formerly, Class A shares), which are no longer available to new investors.  However, because the expenses, other than sales charges, for Class A and Class A1 shares are the same, the returns for Class A shares would have been the same as those for Class A1 sshares.

Performance for Class A shares prior to September 27, 2011, is based on the performance of Class A1 shares.

Prior to July 1, 2011, performance for Class C shares is based on the performance of Class C1 shares. Effective July 1, 2011, Class C performance was adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

IV.       The “Fund Details – Management” section beginning on page 27 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 0.20% payable thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fees became:

  0.825% of the value of net assets up to and including $500 million;
  0.725% of the value of net assets over $500 million up to and including $1 billion;
  0.675% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.625% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.600% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.5775% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.565% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.555% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.545% of the value of net assets over $21.5 billion.

Global Advisors and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that the total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations), until July 31, 2013.  Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

The Fund pays Global Advisors a fee for managing the Fund's assets. For the fiscal year ended March 31, 2012, Global Advisors agreed to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. However, this fee reduction was less than 0.01% of the Fund's average net assets. In addition, Global Advisors has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until July 31, 2013. The management fees before and after such waiver for the fiscal year ended March 31, 2012, were 0.56%.

V. The “Fund Details - Financial Highlights” tables beginning on page 33 are updated to include figures for the six months ended September 20, 2012:

	Six Months Ended September 30, 2012	Period Ended March 31,
Class A	(unaudited)	2012[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.80	$2.50
Income from investment operations[b]:
Net investment income[c]	0.05	0.04
Net realized and unrealized gains (losses)	—[d]	0.33
Total from investment operations	0.05	0.37
Less distributions from:
Net investment income	(0.09)	(0.07)
Net realized gains	—	—
Total distributions	(0.09)	(0.07)
Net asset value, end of period	$2.76	$2.80

Total return[e]	1.97%	14.99%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.24%	1.24%
Expenses net of waiver and payments by affiliates	1.20%	1.20%
Net investment income	3.60%	3.27%

Supplemental data
Net assets, end of period (000's)	$98,760	$72,962
Portfolio turnover rate	6.97%	19.02%

[a]	For the period September 27, 2011 (effective date) to March 31, 2012.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]	Based on average daily shares outstanding.
[d]	Amounts rounds to less than $0.01 per share
[e]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.

Class A1
	Six Months Ended September 30, 2012	Year Ended March 31,
Class A1	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.79	$2.89	$2.67	$2.01	$2.87	$3.02
Income from investment operations[a]:
Net investment income[b]	0.05	0.09	0.09	0.09	0.13	0.12
Net realized and unrealized gains (losses)	—[c]	(0.08)	0.23	0.63	(0.75)	(0.09)
Total from investment operations	0.05	0.01	0.32	0.72	(0.62)	0.03
Less distributions from:
Net investment income	(0.09)	(0.11)	(0.10)	(0.06)	(0.24)	(0.16)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.09)	(0.11)	(0.10)	(0.06)	(0.24)	(0.18)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$2.75	$2.79	$2.89	$2.67	$2.01	$2.87

Total return[e]	1.95%	0.78%	12.12%	36.26%	(22.00)%	0.69%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.24%	1.24%	1.22%	1.20%	1.28%	1.23%
Expenses net of waiver and payments by affiliates	1.20%	1.20%	1.20%	1.20%[g]	1.20% [g]	1.20% [g]
Net investment income	3.60%	3.27%	3.48%	3.71%	5.41%	3.86%

Supplemental data
Net assets, end of period (000's)	$526,077	$572,179	$676,975	$628,771	$415,436	$612,330
Portfolio turnover rate	6.97%	19.02%	29.61%	30.16%	38.14%	22.89%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]	Amount rounds to less than $0.01 per share.
[d]	Effective September 1, 2008, the redemption fee was eliminated.
[e]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.
[g]	Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended September 30, 2012	Period Ended March 31,
Class C	(unaudited)	2012[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.79	$2.94
Income from investment operations[b]:
Net investment income[c]	0.04	0.04
Net realized and unrealized gains (losses)	—[d]	(0.11)
Total from investment operations	0.04	(0.07)
Less distributions from:
Net investment income	(0.08)	(0.08)
Net realized gains	—	—
Total distributions	(0.08)	(0.08)
Net asset value, end of period	$2.75	$2.79

Total return[e]	1.65%	(2.05)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.99%	1.99%
Expenses net of waiver and payments by affiliates	1.95%	1.95%
Net investment income	2.85%	2.52%

Supplemental data
Net assets, end of period (000's)	$28,636	$18,703
Portfolio turnover rate	6.97%	19.02%

[a]	For the period July 1, 2011(effective date) to March 31, 2012.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]	Based on average daily shares outstanding.
[d]	Amount rounds to less than $0.01 per share
[e]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.

Class C1
	Six Months Ended September 30, 2012	Year Ended March 31,
Class C1	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.79	$2.89	$2.67	$2.01	$2.87	$3.02
Income from investment operations[a]:
Net investment income[b]	0.04	0.08	0.08	0.08	0.12	0.11
Net realized and unrealized gains (losses)	—[c]	(0.08)	0.22	0.63	(0.75)	(0.10)
Total from investment operations	0.04	—	0.30	0.71	(0.63)	0.01
Less distributions from:
Net investment income	(0.08)	(0.10)	(0.08)	(0.05)	(0.23)	(0.14)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.08)	(0.10)	(0.08)	(0.05)	(0.23)	(0.16)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$2.75	$2.79	$2.89	$2.67	$2.01	$2.87

Total return[e]	1.76%	0.36%	11.67%	35.75%	(22.31)%	0.33%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	1.64%	1.64%	1.62%	1.60%	1.66%	1.63%
Expenses net of waiver and payments by affiliates	1.60%	1.60%	1.60%	1.60%[g]	1.58% [g]	1.60% [g]
Net investment income	3.20%	2.87%	3.08%	3.31%	5.03%	3.46%

Supplemental data
Net assets, end of period (000's)	$314,596	$342,091	$390,187	$383,760	$257,627	$384,075
Portfolio turnover rate	6.97%	19.02%	29.61%	30.16%	38.14%	22.89%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]	Amount rounds to less than $0.01 per share.
[d]	Effective September 1, 2008, the redemption fee was eliminated.
[e]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.
[g]	Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended September 30, 2012	Year Ended March 31,
Class R	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.80	$2.90	$2.68	$2.01	$2.88	$3.02
Income from investment operations[a]:
Net investment income[b]	0.04	0.08	0.09	0.08	0.13	0.11
Net realized and unrealized gains (losses)	0.01	(0.07)	0.22	0.65	(0.77)	(0.08)
Total from investment operations	0.05	0.01	0.31	0.73	(0.64)	0.03
Less distributions from:
Net investment income	(0.09)	(0.11)	(0.09)	(0.06)	(0.23)	(0.15)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.09)	(0.11)	(0.09)	(0.06)	(0.23)	(0.17)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$2.76	$2.80	$2.90	$2.68	$2.01	$2.88

Total return[e]	1.83%	0.52%	11.80%	36.47%	(22.46)%	0.82%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	1.49%	1.49%	1.47%	1.45%	1.53%	1.48%
Expenses net of waiver and payments by affiliates	1.45%	1.45%	1.45%	1.45%[g]	1.45% [g]	1.45% [g]
Net investment income	3.35%	3.02%	3.23%	3.46%	5.16%	3.61%

Supplemental data
Net assets, end of period (000's)	$3,438	$3,426	$2,288	$2,199	$1,070	$1,325
Portfolio turnover rate	6.97%	19.02%	29.61%	30.16%	38.14%	22.89%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]	Amount rounds to less than $0.01 per share.
[d]	Effective September 1, 2008, the redemption fee was eliminated.
[e]	Total return is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.
[g]	Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended September 30, 2012	Year Ended March 31,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.80	$2.90	$2.68	$2.02	$2.88	$3.03
Income from investment operations[a]:
Net investment income[b]	0.05	0.10	0.10	0.09	0.14	0.12
Net realized and unrealized gains (losses)	—	(0.08)	0.22	0.64	(0.76)	(0.09)
Total from investment operations	0.05	0.02	0.32	0.73	(0.62)	0.03
Less distributions from:
Net investment income	(0.09)	(0.12)	(0.10)	(0.07)	(0.24)	(0.16)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.09)	(0.12)	(0.10)	(0.07)	(0.24)	(0.18)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$2.76	$2.80	$2.90	$2.68	$2.02	$2.88

Total return[e]	2.08%	1.04%	12.36%	36.40%	(21.68)%	0.93%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.99%	0.99%	0.97%	0.95%	1.03%	0.98%
Expenses net of waiver and payments by affiliates	0.95%	0.93%	0.95%	0.95%	0.95%	0.95%
Net investment income	3.85%	3.52%	3.73%	3.96%	5.66%	4.11%

Supplemental data
Net assets, end of period (000's)	$98,877	$100,800	$75,652	$51,968	$18,733	$23,095
Portfolio turnover rate	6.97%	19.02%	29.61%	30.16%	38.14%	22.89%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]	Effective September 1, 2008, the redemption fee was eliminated.
[d]	Amount rounds to less than $0.01 per share.
[e]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.
[g]	Benefit of expense reduction rounds to less than 0.01%.

VI.       The first paragraph and table of the “Fund Details – Your Account - Choosing a Share Class” section on page 39 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide. Investors may purchase Class C, Class C1 or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C, Class C1 or Class R share Fund accounts, may not make additional purchases to those accounts but may exchange their shares to a Franklin Templeton fund that offers Class C, Class C1 or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C, Class C1 or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A1	Class C2	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less for Class A; 4.25% or less for Class A1	No initial sales charge for Class C or C1	No initial sales charge	See "Qualified Investors –Class R6" below	See "Qualified Investors – Advisor Class” below
Deferred sales charge of 1% for Class A and 0.75% for Class A1 on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C, C1 or R due to lower distribution fees	Higher annual expenses than Class A or A1 due to higher distribution fees	Higher annual expenses than Class A or A1 due to higher distribution fees (lower than Class C or C1)

1. The Fund began offering new Class A shares on September 27, 2011. Class A shares offered prior to September 27, 2011, are known as Class A1 shares and are no longer offered to new investors.

2. The Fund began offering new Class C shares on July 1, 2011. Class C shares offered prior to July 1, 2011, are known as Class C1 shares and are no longer being offered to new investors. For investors in Class C1 shares, deferred sales charges on shares sold within 12 months is 1% and Rule 12b-1 fees are 0.65%. Investors in Class C1 may continue to make additional purchases, including dividend reinvestments.

The Fund began offering Class R6 shares on May 1, 2013.

VII.     The “Fund Details – Your Account - Choosing a Share Class – Sales charge waivers” section on page 43 is replaced with the following:

Sales Charge Waivers

Class A or A1 shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for investments from certain payments.   Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 90 days:

  Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.
  Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.
  Redemption proceeds from the sale of Class A shares of any of the Franklin Templeton Investment Funds if you are a qualified investor.
  If you paid a CDSC when you redeemed your Class A shares from a Franklin Templeton Investment Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.
  If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 90 days from the date they are redeemed from the money fund.

Waivers for certain investors.   The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.
  Registered securities dealers and their affiliates, for their investment accounts only.
  Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies.
  Current partners of law firms that currently provide legal counsel to the funds, Franklin Resources, Inc. or its affiliates.
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Certain unit investment trusts and their holders reinvesting distributions from the trusts.
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, as amended.
  Group annuity separate accounts offered to retirement plans.
  Chilean retirement plans that meet the requirements described under "Retirement plans" below.
  Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as investment manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.
  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

Retirement plans.  Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

  Employer Sponsored Retirement Plans (Plan) that invest indirectly in Fund shares through Fund omnibus accounts registered to a financial intermediary; or
  An Employer Sponsored Retirement Plan if the employer sponsors one or more Plans with aggregate Plan assets of $1 million or more; or
  Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan if the IRA is a "Common Platform IRA." An IRA is a Common Platform IRA if (i) the IRA custodian or recordkeeper, or one of its affiliates, is the recordkeeper for the Plan at the time the IRA is opened; and (ii) Fund shares transferred in-kind to a “Common Platform IRA” opened by a direct rollover to that IRA from an Employer Sponsored Retirement Plan; or
  The portion of any direct rollover from a participant’s Employer Sponsored Retirement Plan account or direct transfer from a 403(b) plan account to a Franklin Templeton IRA with Franklin Templeton Bank & Trust (FTB&T) as the custodian that is funded by the sale immediately prior to the rollover/transfer of Franklin Templeton fund shares held in the Plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement; or
  Investors who open an IRA as a spousal rollover or a Qualified Domestic Relations Order (QDRO) if opened with proceeds from a "Former DCS Plan" and/or a plan for which FTB&T is trustee; or
  Investors who open a Franklin Templeton IRA prior to November 1, 2012 with proceeds rolled over directly from a "Former DCS Plan."

A "Former DCS Plan" is an Employer Sponsored Retirement Plan that transferred participant level recordkeeping from the DCS Division of Franklin Templeton Investor Services, LLC to Great-West Retirement Services® (GWRS) on November 2, 2007 and is a recordkeeping client of GWRS at the time of the rollover.

Any retirement plan that does not meet the requirements to buy Class A shares without an initial sales charge and that was a shareholder of the Fund on or before February 1, 1995, may buy shares of the Fund subject to a maximum initial sales charge of 4% of the offering price, 3.2% of which will be retained by securities dealers.

VIII. The following is added to the “Fund Details – Your Account - Choosing a Share Class” section on page 46:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

IX. The “Fund Details – Your Account – Exchanging Shares” section beginning on page 58 is revised as follows:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

X.  The second paragraph under the “Fund Details – Your Account – Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section on page 71 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

490 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2012
OF
TEMPLETON ASIAN GROWTH FUND

Templeton Global Investment Trust

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the period ended September 30, 2012, are incorporated by reference (are legally a part of this SAI).

III.  The third paragraph under the “Management and Other Services - Shareholder servicing and transfer agent” section beginning on page 31 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

 IV. The first paragraph under the “Management and Other Services – Management fees” section beginning on page 29 is replaced with the following:

Prior to May 1, 2013, the Fund paid the investment manager a fee equal to an annual rate of:

  1.10% of the value of net assets up to and including $1 billion;
  1.05% of the value of net assets over $1 billion up to and including $5 billion;
  1.00% of the value of net assets over $5 billion up to and including $10 billion;
  0.95% of the value of net assets over $10 billion up to and including $15 billion;
  0.90% of the value of net assets over $15 billion up to and including $20 billion; and
  0.85% of the value of net assets over $20 billion.

Effective May 1, 2013, the Fund pays the investment manager a fee equal to an annual rate of:

  1.30% of the value of net assets up to and including $1 billion;
  1.25% of the value of net assets over $1 billion up to and including $5 billion;
  1.20% of the value of net assets over $5 billion up to and including $10 billion;
  1.15% of the value of net assets over $10 billion up to and including $15 billion;
  1.10% of the value of net assets over $15 billion up to and including $20 billion; and
  1.05% of the value of net assets over $20 billion.

V.  The first paragraph under the “Management and Other Services – Administrator and services provided” section beginning on page 31 is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

VI.  The first and second paragraphs under the “Management and Other Services – Administration fees” section beginning on page 31 is replaced with the following:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 0.20% of the Fund’s average daily net assets.

For the last two fiscal years ended March 31, FT Services was paid the following administration fees:

Administration Fees Paid ($)[1]
2012	0
2011	0

1. For the last two fiscal years ended March 31, 2012 and for the period November 1, 2010 (effective date) through March 31, 2011, administration fees before any advance waiver totaled $19,502 and $6,146, respectively. Under an agreement by the administrator to limit its fees the Fund paid no administration fees.

IV. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 42 is replaced with the following:

The Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Templeton Asian Growth Fund - Class A
  Templeton Asian Growth Fund  - Class C
  Templeton Asian Growth Fund - Class R6
  Templeton Asian Growth Fund - Advisor Class

V. The sixth paragraph under “Organization, Voting Rights and Principal Holders” on page 42 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

		Percentage
Name and Address	Share Class	(%)

Franklin Advisers, Inc. Franklin Templeton Investments One Franklin Parkway San Mateo, CA 94403-1906	A	35.06

Note: Charles B. Johnson who is an officer and/or trustee of the Trust, may be considered a beneficial holder of the Fund shares held by Franklin Advisers, Inc. (Advisers). As a principal shareholder of Franklin Resources, Inc., he may be able to control the voting of Advisers' shares of the Fund.

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

VI. The ninth paragraph under “Organization, Voting Rights and Principal Holders” on page 42 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph of the “Buying and Selling Shares - Initial sales charges” section beginning on page 43 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R6 and Advisor Class.

VIII. The second paragraph under the section entitled “The Underwriter” beginning on page 49 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

096 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2012
OF

Templeton Frontier Markets Fund

(Templeton Global Investment Trust)

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the period ended September 30, 2012, are incorporated by reference (are legally a part of this SAI).

III. The first paragraph under “Management and Other Services – Management fees” section beginning on page 29 is replaced with the following:

Prior to May 1, 2013, the Fund paid the investment manager a fee equal to an annual rate of:

•              1.25% of the value of net assets up to and including $1 billion;

•              1.20% of the value of net assets over $1 billion up to and including $5 billion;

•              1.15% of the value of net assets over $5 billion up to and including $10 billion;

•              1.10% of the value of net assets over $10 billion up to and including $15 billion;

•              1.05% of the value of net assets over $15 billion up to and including $20 billion; and

•              1.00% of the value of net assets over $20 billion.

Effective May 1, 2013, the Fund pays the investment manager a fee equal to an annual rate of:

•              1.45% of the value of net assets up to and including $1 billion;

•              1.40% of the value of net assets over $1 billion up to and including $5 billion;

•              1.35% of the value of net assets over $5 billion up to and including $10 billion;

•              1.30% of the value of net assets over $10 billion up to and including $15 billion;

•              1.25% of the value of net assets over $15 billion up to and including $20 billion; and

•              1.20% of the value of net assets over $20 billion.

IV.  The first paragraph under “Management and Other Services – Administrator and services provided” section on page 31 is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

V.  The first and second paragraphs under “Management and Other Services – Administration fees” section on page 31 are replaced with the following:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 0.20% of the Fund’s average daily net assets.

For the three fiscal years ended March 31, 2012, 2011 and 2010, FT Services was paid the following administration fees:

Administration Fees ($)[1]
2012	409,870
2011	216,535
2010	0

1. For fiscal years ended March 31, 2012, 2011 and 2010, administration fees before any advance waiver totaled $563,045, $295,256 and $33,816, respectively. Under an agreement by the administrator to limit its fee, the Fund paid the amounts shown.

VI.  The third paragraph under “Shareholder servicing and transfer agent” on page 31 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

VII. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 41 is replaced with the following:

The Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Templeton Frontier Markets Fund - Class A
  Templeton Frontier Markets Fund - Class C
  Templeton Frontier Markets Fund - Class R
  Templeton Frontier Markets Fund - Class R6
  Templeton Frontier Markets Fund - Advisor Class

VIII. The sixth and seventh paragraphs under “Organization, Voting Rights and Principal Holders” beginning on page 41 are replaced with the following:

As of April 1, 2013, the principal shareholders of the Fund, beneficial or of record, were:

		Percentage
Name and Address	Share Class	(%)
Franklin Templeton Bank & Trust Custodian for the ERISA 403B of Youth and Family Alternatives Inc. FBO George M. Magrill 1017 Lake Charles Circle Lutz, FL 33548-4714	R	8.83
SEI Private Trust Company C/O Choate Hall Stewart ID 747 One Freedom Valley Drive Oaks, PA 19456	Advisor	6.78
Franklin Templeton Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 05670-7313	Advisor	7.29
Franklin Templeton Growth Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 05670-7313	Advisor	5.17

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

IX. The eighth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 41 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund. The board members may own shares in other funds in Franklin Templeton Investments.

X. The first paragraph of the “Buying and Selling Shares – Initial sales charges” section beginning on page 43 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

XI. The second paragraph under the section entitled “The Underwriter,” beginning on page 49 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

325 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2012
OF

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Global Balanced Fund

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer seven classes of shares, Class A, Class A1, Class C, Class C1, Class R, Class R6 and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the six month period ended September 30, 2012, are also incorporated by reference (are legally a part of this SAI).

III. The first paragraph under the “Management and Other Services – Management fees” section on page 51 is replaced with the following:

Prior to May 1, 2103, the Fund paid the investment manager a fee equal to an annual rate of:

  0.625% of the value of net assets up to and including $500 million;
  0.525% of the value of net assets over $500 million up to and including $1 billion;
  0.475% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.425% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.400% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.3775% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.365% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.355% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.345% of the value of net assets over $21.5 billion.

Effective May 1, 2103, the Fund pays the investment manager a fee equal to an annual rate of:

  0.825% of the value of net assets up to and including $500 million;
  0.725% of the value of net assets over $500 million up to and including $1 billion;
  0.675% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.625% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.600% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.5775% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.565% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.555% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.545% of the value of net assets over $21.5 billion.

IV. The first paragraph under the “Management and Other Services – Administrator and services provided” section beginning on page 53 is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager, sub-advisor and principal underwriter.

V. The first and second paragraphs under the “Management and Other Services – Administration fees” section beginning on page 53 are replaced with the following:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 0.20% of the Fund's average daily net assets.

For the last three fiscal years ended March 31, 2012, 2011 and 2010, FT Services was paid the following administration fees:

Administration Fees Paid ($)[1]
2012	1,825,389
2011	1,851,496
2010	1,797,013

1. For the fiscal years ended March 31, 2012, 2011 and 2010, administration fees before any advance waiver totaled $2,241,616, $2,053,013 and $1,833,101, respectively. Under an agreement by the administrator to limit its fees, the Fund paid the administrative fees shown.

VI. The third paragraph under the “Management and Other Services  - Shareholder servicing and transfer agent” section beginning on page 53 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

VII. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 65 is replaced with the following:

The Fund was formerly known as Templeton Income Fund until July 1, 2011. The Fund currently offers seven classes of shares, Class A, Class A1, Class C, Class C1, Class R, Class R6 and Advisor Class. The Fund began offering Class C shares on July 1, 2011. On July 1, 2011, all Class C shares purchased before July 1, 2011, were renamed Class C1 shares. The Fund began offering Class A shares on September 27, 2011. On September 27, 2011, all Class A shares purchased before July 1, 2011 were renamed Class A1 shares. The Fund began offering Class R6 shares on May 1, 2013. New investors into Class A1 or Class C1 shares are no longer permitted. Existing shareholders of Class A1 and Class C1 shares may continue as Class A1 or Class C1 shareholders, respectively, continue to make additional purchases and reinvest dividends into such shares and exchange their Class A1 or Class C1 shares for other Franklin Templeton funds as permitted by the current exchange privileges. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Templeton Global Balanced Fund - Class A
  Templeton Global Balanced Fund - Class A1
  Templeton Global Balanced Fund - Class C
  Templeton Global Balanced Fund - Class C1
  Templeton Global Balanced Fund - Class R
  Templeton Global Balanced Fund - Class R6
  Templeton Global Balanced Fund - Advisor Class

VIII. The sixth paragraph under “Organization, Voting Rights and Principal Holders” on page 65 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Frontier Trust Company FBO Acceleron Pharma Inc. 401(k) P.O. Box 10758 Fargo, ND 58106	Class R	28.08
Frontier Trust Company FBO Shift Communications LLC 401(k) P.O. Box 10758 Fargo, ND 58106	Class R	14.26
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	Advisor Class	8.67

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

IX. The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 65 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

X. The first paragraph under “Buying and Selling Shares – Initial sales charges” on page 66 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 4.25% for Class A1. There is no initial sales charge for Class C, Class C1, Class R, Class R6 and Advisor Class.

XI. The second paragraph under the section entitled “The Underwriter,” beginning on page 72 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

TEMPLETON GLOBAL INVESTMENT TRUST

File Nos. 33-73244 and 811-08226

PART C

OTHER INFORMATION

Item 28.  Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)  Agreement and Declaration of Trust

(i)	Second Amended and Restated Agreement and Declaration of Trust dated October 18, 2006[10]

(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008[12]

(b)  By-Laws

(i)	Third Amended and Restated By-Laws dated October 18, 2006[10]

(c)  Instruments Defining Rights of Security Holders

(i)	Amended and Restated Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4
(ii)	Amended and Restated Agreement By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6, 7
(d) Articles VIII, Amendment – Section 1
(iii)	Part B: Statement of Additional Information – Item 22

(d)  Investment Advisory Contracts

(i)	Form of Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited on behalf of Templeton Global Balanced Fund dated May 1, 2013

(ii)	Sub-Advisory Agreement between Templeton Global Advisors Limited and Franklin Advisers, Inc. on behalf of Templeton Global Balanced Fund dated March 1, 2005[7]

(iii)	Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton BRIC Fund dated February 28, 2006[9]

(iv)	Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Small Cap Fund dated July 19, 2006[10]

(v)	Form of Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Frontier Markets Fund dated May 1, 2013

(vi)	Form of Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Asian Growth Fund dated May 1, 2013

(vii)	Amendment dated May 1, 2011 to the Investment Management Agreement dated February 28, 2006 between the Registrant on behalf of Templeton BRIC Fund and Templeton Asset Management Ltd.[15]

(viii)	Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Balanced Fund dated May 17, 2011[18]

(ix)	Sub-Advisory Agreement between Templeton Asset Management Ltd. and Franklin Advisers, Inc. on behalf of Templeton Emerging Markets Balanced Fund dated May 17, 2011[18]

(e)  Underwriting Contracts

(i)	Forms of Selling Agreements between Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[14]

(ii)	Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. on behalf of each series dated May 17, 2011[18]

(f)  Bonus or Profit Sharing Contracts

Not Applicable

(g)  Custodian Agreements

(i)	Amended and Restated Custody Agreement[3]

(ii)	Amendment dated March 2, 1998 to the Custody Agreement[4]

(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement[4]

(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement[5]

(v)	Amendment to the Master Custody Agreement – The Bank of New York Mellon dated July 1, 2005 on behalf of Templeton Global Balanced Fund[9]

(vi)	Amendment to the Global Custody Agreement – JPMorgan Chase dated May 16, 2006[9]

(vii)	Amendment to the Global Custody Agreement – JPMorgan Chase dated August 4, 2006[10]

(viii)	Amendment dated June 22, 2007 to the Master Custody Agreement between the Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon dated February 16, 1996[10]

(ix)	Amendment to the Global Custody Agreement – JPMorgan Chase dated July 16, 2008[12]

(x)	Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[12]

(xi)	Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[12]

(xii)	Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[12]

(xiii)	Amendment dated May 16, 2001, to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[12]

(xiv)	Amendment dated January 5, 2012, to Exhibit A of the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[18]

(xv)

Amendment dated January 5, 2012 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon dated February 16, 1996[18]

(xvi)	Amended and Restated Foreign Custody Management Agreement between the Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon made as of May 16, 2001[12]

(xvii)	Amendment dated January 5,2012 to Schedule 1 of the Foreign Custody Management Agreement[18]

(xviii)	Amendment dated September 1, 2011, to Schedule 2 of the Foreign Custody Management Agreement[18]

(xix)	Terminal Link Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[12]

(XX)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and the Bank of New York Mellon dated February 16, 1996[18]

(h)    Other Material Contracts

(i)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated January 1, 2011[15]

(ii)	Shareholder Sub-Accounting Services Agreement[2]

(iii)	Sub-Transfer Agency Agreement dated June 22, 1994[6]

(iv)	Amendment to Sub-Transfer Agency Agreement dated January 1, 1999[6]

(v)	Assignment to Sub-Transfer Agency Agreement dated June 13, 2003[6]

(vi)

Form of Subcontract for Fund Administrative Services between Templeton Global Advisor Limited and Franklin Templeton Services, LLC and the Registrant on behalf of Templeton Global Balanced Fund dated May 1, 2103

(vii)

Form of Subcontract for Fund Administrative Services between Templeton Asset Management Ltd. And Franklin Templeton Services, LLC on behalf of Templeton Asian Growth Fund, Templeton BRIC Fund, Templeton Emerging Markets Balanced Fund, Templeton Emerging Markets Small Cap Fund and Templeton Frontier Markets Fund dated May 1, 2013

(i)    Legal Opinion

(i)	Opinion and Consent of Counsel dated July 8, 2005[7]

(ii)	Legal opinion and consent of counsel dated July 31, 2008, Securities Act of 1933, with respect to Templeton Frontier Markets Fund[11]

(j)    Other Opinion

Not Applicable

(k)  Omitted Financial Statements

Not Applicable

(l)  Initial Capital Agreements

(i)	Investment Letter[1]

(m)  Rule 12b-1 Plan

(i)	Class A Distribution Plan – Templeton Global Balanced Fund dated July 20, 2011[18]

(ii)	Class A1 Distribution Plan – Templeton Global Balanced Fund dated July 20, 2011[18]

(iii)	Class C Distribution Plan – Templeton Global Balanced Fund dated March 1, 2011[17]

(iv)	Amended and Restated Class C1 Distribution Plan – Templeton Global Balanced Fund dated July 1, 2011[17]

(v)	Amended and Restated Class R Distribution Plan – Templeton Global Balanced Fund dated July 15, 2009[13]

(vi)	Amended and Restated Class A Distribution Plan – Templeton BRIC Fund dated February 24, 2009[12]

(vii)	Amended and Restated Class C Distribution Plan – Templeton BRIC Fund dated July 15, 2009[13]

(viii)	Amended and Restated Class A Distribution Plan - Templeton Emerging Markets Small Cap Fund dated February 24, 2009[12]

(ix)	Amended and Restated Class C Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009[13]

(x)	Amended and Restated Class R Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009[13]

(xi)	Amended and Restated Class A Distribution Plan - Templeton Frontier Markets Fund dated February 24, 2009[12]

(xii)	Amended and Restated Class C Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009[13]

(xiii)	Amended and Restated Class R Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009[13]

(xiv)	Class A Distribution Plan - Templeton Asian Growth Fund dated May 18, 2010[14]

(xvi)	Class C Distribution Plan – Templeton Asian Growth Fund dated May 18, 2010[14]

(xvii)	Class A Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011[18]

(xviii)	Class C Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011[18]

(xix)	Class R Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011[18]

(n)  Rule 18f-3 Plan

(i)	Multi-Class Plan - Templeton Emerging Markets Small Cap Fund dated July 19, 2006[10]

(ii)	Multi-Class Plan - Templeton BRIC Fund dated October 16, 2007[12]

(iii)	Amended and Restated Multi-Class Plan - Templeton Frontier Markets Fund dated December 6, 2012 effective May 1, 2013

(iv)	Amended and Restated Multi-Class Plan - Templeton Asian Growth Fund dated December 6, 2012, effective May 1, 2013

(v)	Multi-Class Plan – Templeton Emerging Markets Balanced Fund dated May 17, 2011[18]

(vi)	Amended and Restated Multi-Class Plan – Templeton Global Balanced Fund dated December 6, 2012, effective May 1, 2013

(p)  Code of Ethics

(i)	Code of Ethics dated April 1, 2012[18]

(q)  Power of Attorney

(i)	Powers of Attorney dated April 30, 2012[18]

(ii)	Power of Attorney for Norman Boersma dated July 18, 2012[18]

1.	Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on May 1, 1995.

2.	Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on July 7, 1995.

3.	Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on July 22, 1996.

4.	Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on May 27, 1999.

5	Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on July 29, 2002.

6.	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on July 28, 2004.

7.	Previously filed with Post-Effective Amendment No. 23 to the Registration Statement on July 28, 2005.

8.	Previously filed with Post-Effective Amendment No. 24 to the Registration Statement on March 31, 2006.

9.	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on July 28, 2006.

10.	Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on July 27, 2007.

11.	Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on August 1, 2008.

12.	Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on July 29, 2009.

13.	Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on May 28, 2010.

14.	Previously filed with Post-Effective Amendment No. 32 to the Registration Statement on August 2, 2010.

15.	Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on April 12, 2011.

16.	Previously filed with Post-Effective Amendment No. 38 to the Registration Statement on July 22, 2011

17.	Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on July 28, 2011

18.	Previously filed with Post-Effective Amendment No. 41 to the Registration Statement on July 26, 2012

Item 29.  Persons Controlled by or Under Common Control with Registrant

None

Item 30.  Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

(a)	Templeton Global Advisors Limited

The officers and directors of Templeton Global Advisors Limited (TGAL) also serve as officers and/or directors for (1) TGAL’s corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)	Franklin Advisers, Inc.

The officers and directors of Franklin Advisers, Inc. (Advisers) also serve as officers and/or directors for (1) Advisers’ corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c)	Templeton Asset Management Ltd.

The officers and directors of Templeton Asset Management Ltd. (TAML) also serve as officers and/or directors for (1) TAML’s corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of TAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriters

(a)	Franklin Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

Franklin California Tax Free Income Fund
Franklin California Tax Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Tax-Exempt Money Fund
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923. Other records are maintained at the offices of Franklin Templeton Investors Services, LLC, 100 Fountain Parkway, St. Petersburg, FL 33716 and 3344 Quality Drive, Rancho Cordova, CA 95671-7313.

Item 34. Management Services

There are no management related service contracts not discussed in Part A or Part B.

Item 35.   Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2013.

TEMPLETON GLOBAL INVESTMENT TRUST

(REGISTRANT)

By: /s/LORI A. WEBER

Lori A. Weber

Vice President & Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management	April, 26, 2013
LAURA F. FERGERGON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	April, 26, 2013
MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	April, 26, 2013
HARRIS J. ASHTON*
Harris J. Ashton	Trustee	April, 26, 2013
ANN TORRE BATES*
Ann Torre Bates	Trustee	April, 26, 2013
FRANK J. CROTHERS*
Frank J. Crothers	Trustee	April, 26, 2013
EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	April, 26, 2013

CHARLES B. JOHNSON*
Charles B. Johnson	Trustee	April, 26, 2013
GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	April, 26, 2013
J. MICHEAL LUTTIG*
J. Michael Luttig	Trustee	April, 26, 2013
DAVID W. NIEMIEC*
David W. Niemiec	Trustee	April, 26, 2013
FRANK A. OLSON*
Frank A. Olson	Trustee	April, 26, 2013
LARRY D. THOMPSON*
Larry D. Thompson	Trustee	April, 26, 2013
CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	April, 26, 2013
ROBERT E. WADE*
Robert E. Wade	Trustee	April, 26, 2013

*By: /s/LORI A. WEBER

 Lori A. Weber

Attorney-in-fact

(Pursuant to Powers of Attorney

  previously filed)

TEMPLETON GLOBAL INVESTMENT TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	LOCATION
EX-99.(a)(i)	Second Amended and Restated Agreement and Declaration of Trust dated October 18, 2006	*
EX-99.(a)(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008	*
EX-99.(b)(i)	Third Amended and Restated By-Laws dated October 18, 2006	*
EX-99.(d)(i)	Form of Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited on behalf of Templeton Global Balanced Fund dated May 1, 2013	Attached
EX-99.(d)(ii)	Sub-Advisory Agreement between Templeton Global Advisors Limited and Franklin Advisers, Inc. on behalf of Templeton Global Balanced Fund dated March 1, 2005	*
EX-99.(d)(iii)	Investment Management Agreement between the Registrant and Templeton Asset Management, Ltd. on behalf of Templeton BRIC Fund dated February 28, 2006	*
EX-99.(d)(iv)	Investment Management Agreement between the Registrant and Templeton Asset Management, Ltd. on behalf of Templeton Emerging Markets Small Cap Fund dated July 19, 2006	*
EX-99.(d)(v)	Form of Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management, Ltd. on behalf of Templeton Frontier Markets Fund dated May 1, 2013	Attache
EX-99.(d)(vi)	Form of Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management, Ltd. on behalf of Templeton Asian Growth Fund dated May 1, 2013	Attached
EX-99.(d)(vii)	Amendment dated May 1, 2011 to the Investment Management Agreement dated February 28, 2006 between the Registrant on behalf of Templeton BRIC Fund and Templeton Asset Management, Ltd.	*
EX-99.(d)(viii)	Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Balanced Fund dated May 17, 2011	*
EX-99.(d)(ix)	Sub-Advisory Agreement between Templeton Asset Management Ltd., and Franklin Advisers, Inc. on behalf of Templeton Emerging Markets Balanced Fund dated May 17, 2011	*
EX-99.(e)(i)	Forms of Selling Agreement between Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*
EX-99.(e)(ii)	Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. on behalf of each series dated May 17, 2011	*
EX-99.(g)(i)	Amended and Restated Custody Agreement	*
EX-99.(g)(ii)	Amendment dated March 2, 1998 to the Custody Agreement	*
EX-99.(g)(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement	*
EX-99.(g)(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement	*
EX-99.(g)(v)	Amendment to Master Custody Agreement – The Bank of New York Mellon dated July 1, 2005 (Templeton Global Balanced Fund)	*
EX-99.(g)(vi)	Amendment to Global Custody Agreement – JPMorgan Chase dated May 16, 2006	*
EX-99.(g)(vii)	Amendment to Global Custody Agreement – JPMorgan Chase dated August 4, 2006	*
EX-99.(g)(viii)	Amendment dated June 22, 2007 to the Master Custody Agreement between the Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon dated February 16, 1996	*
EX-99.(g)(ix)	Amendment to Global Custody Agreement – JPMorgan Chase – Templeton Frontier Markets Fund dated July 16, 2008	*
EX-99.(g)(x)	Master Custody Agreement February 16, 1996 between the Registrant on behalf of Templeton Global Balanced Fund and Bank of New York	*
EX-99.(g)(xi)	Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant on behalf of Templeton Global Balanced Fund and Bank of New York dated February 16, 1996	*
EX-99.(g)(xii)	Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant on behalf of Templeton Global Balanced Fund and Bank of New York dated February 16, 1996	*
EX-99.(g)(xiii)	Amendment dated May 16, 2001, to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon	*
EX-99.(g)(xiv)	Amendment dated January 5, 2012, to Exhibit A of the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon	*
EX-99.(g)(xv)

Amendment dated January 5, 2012 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon dated February 16, 1996

*
EX-99.(g)(xvi)	Amended and Restated Foreign Custody Management Agreement between the Registrant on behalf of Templeton Global Balanced Fund and Bank of New York made as of May 16, 2001	*
EX-99.(g)(xvii)	Amendment dated January 5,2012 to Schedule 1 of the Foreign Custody Management Agreement	*
EX-99.(g)(xviii)	Amendment dated September 1, 2011, to Schedule 2 of the Foreign Custody Management Agreement	*
EX-99.(g)(xix)	Terminal Link Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon	*
EX-99.(g)(xx)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and the Bank of New York Mellon dated February 16, 1996	*
EX-99.(h)(i)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated January 1, 2011	*
EX-99.(h)(ii)	Shareholder Sub-Accounting Services Agreement	*
EX-99.(h)(iii)	Sub-Transfer Agency Agreement dated June 22, 1994	*
EX-99.(h)(iv)	Amendment to Sub-Transfer Agency Agreement dated January 1, 1999	*
EX-99.(h)(v)	Assignment to Sub-Transfer Agency Agreement dated June 13, 2003	*
EX-99.(h)(vi)	Form of Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC on behalf of Templeton Global Balanced Fund dated May 1, 2013	Attached
EX-99.(h)(vii)

Form of Subcontract for Fund Administrative Services between Templeton Asset Management, Ltd. And Franklin Templeton Services, LLC on behalf of Templeton Asian Growth Fund, Templeton BRIC Fund, Templeton Emerging Markets Balanced Fund, Templeton Emerging Markets Small Cap Fund and Templeton Frontier Markets Fund dated May 1, 2013

Attached
EX-99.(i)(i)	Legal Opinion and Consent of Counsel dated July 8, 2005	*
EX-99.(i)(ii)	Legal opinion and consent of counsel dated July 31, 2008, Securities Act of 1933, with respect to Templeton Frontier Markets Fund	*
EX-99.(l)(i)	Investment Letter	*
EX-99.(m)(i)	Amended and Restated Class A Distribution Plan – Templeton Global Balanced Fund dated July 20, 2011	*
EX-99.(m)(ii)	Class A1 Distribution Plan - Templeton Global Balanced Fund July 20, 2011	*
EX-99.(m)(iii)	Class C Distribution Plan – Templeton Global Balanced Fund dated March 1, 2011	*
EX-99.(m)(iv)	Amended and Restated Class C1 Distribution Plan – Templeton Global Balanced Fund dated July 1, 2011	*
EX-99.(m)(v)	Amended and Restated Class R Distribution Plan – Templeton Global Balanced Fund dated July 15, 2009	*
EX-99.(m)(vi)	Amended and Restated Class A Distribution Plan – Templeton BRIC Fund dated February 24, 2009	*
EX-99.(m)(vii)	Amended and Restated Class C Distribution Plan – Templeton BRIC Fund dated July 15, 2009	*
EX-99.(m)(viii)	Amended and Restated Class A Distribution Plan – Templeton Emerging Markets Small Cap Fund dated February 24, 2009	*
EX-99.(m)(ix)	Amended and Restated Class C Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009	*
EX-99.(m)(x)	Amended and Restated Class R Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009	*
EX-99.(m)(xi)	Amended and Restated Class A Distribution Plan – Templeton Frontier Markets Fund dated February 24, 2009	*
EX-99.(m)(xii)	Amended and Restated Class C Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009	*
EX-99.(m)(xiii)	Amended and Restated Class R Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009	*
EX-99.(m)(xiv)	Class A Distribution Plan – Templeton Asian Growth Fund dated May 18, 2010	*
EX-99.(m)(xvi)	Class C Distribution Plan – Templeton Asian Growth Fund dated May 18, 2010	*
EX-99.(m)(xvii)	Class A Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011	*
EX-99.(m)(xviii)	Class C Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011	*
EX-99.(m)(xix)	Class R Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011	*
EX-99.(n)(i)	Multi-Class Plan Templeton Emerging Markets Small Cap Fund dated July 19, 2006	*
EX-99.(n)(ii)	Multi-Class Plan Templeton BRIC Fund dated October 16, 2007	*
EX-99.(n)(iii)	Amended and Restated Multi-Class Plan Templeton Frontier Markets Fund dated December 6, 2012, effective May 1, 2013	Attached
EX-99.(n)(iv)	Amended and Restated Multi-Class Plan Templeton Asian Growth Fund dated December 1, 2012, effective May 1, 2013	Attached
EX-99.(n)(v)	Amended and Restated Multi-Class Plan Templeton Global Balanced Fund dated December 6, 2012, effective May 1, 2013	Attached
EX-99.(n)(vi)	Multi-Class Plan Templeton Emerging Markets Balanced Fund dated May 17, 2011	*
EX-99.(p)(i)	Code of Ethics dated April 1, 2012	*
EX-99.(q)(i)	Powers of Attorney dated April 30, 2012	*
EX-99.(q)(ii)	Power of Attorney for Norman Boersma dated July 18, 2012	*

* Incorporated by reference.